OTHER NON-OPERATING LOSSES, NET	12 Months Ended
Dec. 31, 2017
OTHER NON-OPERATING LOSSES, NET
OTHER NON-OPERATING LOSSES, NET

11 OTHER NON-OPERATING LOSSES, NET

        Other non-operating (losses) / gains consisted of the following for the years ended December 31:

	2017	2016	2015
Loss from early debt redemption	(124)	—	4
Change of fair value of embedded derivative	(6)	12	—
Change of fair value of other derivatives	(13)	(120)	(15)
Impairment loss of other financial assets	(20)	—	(1)
Gains relating to past acquisitions and divestments	70	—	—
Other (losses) / gains	(4)	26	(30)

Other non-operating losses, net	(97)	(82)	(42)

        Loss from early debt redemption relates to the settlement of the cash tender offer for certain outstanding debt securities, see Note 17 for further details.

        The change in fair value of other derivatives mainly relates to derivatives in Russia (refer to Note 17).

        Included in 'Gains relating to past acquisitions and divestments' is a net gain of US$45 pertaining to indemnification from a past business acquisition, and a gain of US$25 as a result of an increase in cash consideration receivable pertaining to the disposal of Italy operations in 2016.